Interest Expense, net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Interest Expense, net

15. Interest Expense, net

Interest expense, net consists of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2024	2023	2024	2023

Interest expense	$(9)	$(43)	$(2,051)	$(77)
Interest expense, related party	-	(22)	-	(22)
Contract asset interest expense	-	(90)	-	(268)
Interest income	17	13	56	111
Interest income (expense), net	$8	$(142)	$(1,995)	$(256)

Interest expense is comprised primarily of interest on our short-term loans and line of credit, including amortization of deferred costs.

Contract asset interest expense related to a $1.7 million contract asset in connection with a $7.3 million start-up cost financing received from Maruho Co., Ltd. (“Maruho”) under a share purchase agreement. The contract asset was amortized on a straight-line basis using a 6% interest rate over the financing arrangement contract term, which ended on December 31, 2023.

Interest income relates primarily to interest earned on funds deposited in our bank accounts.

20. Interest Expense, net

Interest expense, net consists of the following:

	For years ended December 31,
(in thousands)	2023	2022
Interest expense	(220)	(12)
Interest expense, related party	(22)	-
Contract asset interest expense	(358)	(358)
Interest income- related party	-	165
Interest income – other	132	10
Interest expense, net	$(468)	$(195)

Interest expense is comprised primarily of interest on our Loan and Security Agreements.

Interest expense, related party relates to interest incurred on late payments to the Biofrontera Group.

Contract asset interest expense relates to the $1.7 million contract asset in connection with the $7.3 million start-up cost financing received from Maruho under the Cutanea acquisition Share Purchase Agreement. The contract asset was amortized on a straight-line basis using a 6% interest rate over the financing arrangement contract term, which ended on December 31, 2023.

Interest income - related party, relates to default interest on the recorded receivable of $6.1 million as of September 30, 2022 from Biofrontera AG for its 50% share of the balance of a legal settlement.

Interest income – other, relates primarily to interest earned on funds deposited in our bank accounts.